RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
NOTE 9 — RELATED PARTY TRANSACTIONS

The Company engaged the consulting services of Drug Development Advisors (“DDA”) pursuant to which DDA performed detailed analysis on a number of the Company’s preclinical studies in connection with the NDA process. DDA is owned and operated by a member of the Company’s board of directors. The Company incurred expenses for services provided by DDA in the amounts of $20,541 and $24,550 for the years ended December 31, 2016 and 2015, respectively, all of which were recorded in research and development expenses.